OTHER NON-CURRENT LIABILITIES (Other non-current liabilities) (Details) - USD ($) $ in Thousands	Dec. 28, 2025	Dec. 29, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Provisions	$ 12,848	$ 10,541	$ 11,080
Derivative liability	0	8,602
Deferred compensation	10,740	0
Workers compensation	4,148	0
Other	1,696	0
Other non-current liabilities	$ 29,432	$ 19,143